Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2018
Commitments and contingencies
Summary of operating leases for office rental	As of December 31, 2018, future minimum payments under non-cancellable operating leases for office rental consist of the following:

2019	1,763
2020	1,099
2021	558
3,420